Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 45.5%
		Communication Services: 3.3%
2,306	(1)	Alphabet, Inc. - Class A	$2,713,908	0.7
1,331		Altice USA, Inc.	28,590	0.0
5,888	(1)	AMC Networks, Inc.	334,203	0.1
11,167		AT&T, Inc.	350,197	0.1
20,031	(2)	Auto Trader Group PLC	136,239	0.0
42,555		BT Group PLC	123,636	0.0
43		Cable One, Inc.	42,199	0.0
23,554		CenturyLink, Inc.	282,413	0.1
370		Cinemark Holdings, Inc.	14,796	0.0
35,812		Comcast Corp. – Class A	1,431,764	0.4
10,025	(1)	Facebook, Inc. - Class A	1,671,067	0.5
8,600		Hakuhodo DY Holdings, Inc.	138,479	0.1
4,500		KDDI Corp.	96,918	0.0
1,400		Konami Holdings Corp.	60,914	0.0
36,357		Koninklijke KPN NV	115,411	0.0
6,425	(1)	Liberty Global PLC - Class A	160,111	0.0
1,257	(1)	Live Nation Entertainment, Inc.	79,870	0.0
452	(1)	Netflix, Inc.	161,165	0.0
2,901		Nippon Telegraph & Telephone Corp.	123,673	0.0
7,300		NTT DoCoMo, Inc.	161,795	0.1
23,017		Orange SA	375,249	0.1
17,135		Pearson PLC	186,939	0.1
1,788		Schibsted ASA - Class B	64,057	0.0
1,300		SoftBank Group Corp.	126,720	0.0
29,883		Spark New Zealand Ltd.	77,408	0.0
7,604		Telenor ASA	152,262	0.1
1,841		Telephone & Data Systems, Inc.	56,574	0.0
16,856		Telia Co. AB	75,981	0.0
25,783		Verizon Communications, Inc.	1,524,549	0.4
6,292		Viacom, Inc. - Class B	176,617	0.1
143,920		Vodafone Group PLC	262,259	0.1
8,405		Walt Disney Co.	933,207	0.3
669		World Wrestling Entertainment, Inc.	58,056	0.0
			12,297,226	3.3

		Consumer Discretionary: 4.8%
927		Adidas AG	225,467	0.1
806	(1)	Adtalem Global Education, Inc.	37,334	0.0
1,837	(1)	Amazon.com, Inc.	3,271,238	0.9
2,588		American Eagle Outfitters, Inc.	57,376	0.0
507		Aramark	14,982	0.0
423	(1)	Autozone, Inc.	433,203	0.1
23,808		Barratt Developments PLC	185,973	0.0
884	(3)	Bed Bath & Beyond, Inc.	15,019	0.0
3,605		Berkeley Group Holdings PLC	173,311	0.0
436	(1)	Booking Holdings, Inc.	760,781	0.2
1,611	(3)	Brinker International, Inc.	71,496	0.0
9,733		Brunswick Corp.	489,862	0.1
3,856		Burberry Group PLC	98,277	0.0
1,592	(1)	Burlington Stores, Inc.	249,435	0.1
509		Churchill Downs, Inc.	45,942	0.0
2,083		Cie Generale des Etablissements Michelin SCA	246,095	0.1
3,938		Compass Group PLC	92,655	0.0
94	(3)	Cracker Barrel Old Country Store, Inc.	15,191	0.0
4,823		Dana, Inc.	85,560	0.0
3,417		Darden Restaurants, Inc.	415,063	0.1
707	(1)	Deckers Outdoor Corp.	103,922	0.0
1,057		Delphi Technologies PLC	20,358	0.0
1,105		Dick's Sporting Goods, Inc.	40,675	0.0
580		Domino's Pizza, Inc.	149,698	0.1
363	(1)	Eldorado Resorts, Inc.	16,948	0.0
4,305		Expedia Group, Inc.	512,295	0.1
9,282		Extended Stay America, Inc.	166,612	0.1
4,944		Faurecia SA	208,120	0.1
14,387	(1)	Fiat Chrysler Automobiles NV	214,881	0.1
521	(1)	Five Below, Inc.	64,734	0.0
2,644		Gentex Corp.	54,678	0.0
110,800		Genting Singapore Ltd.	85,230	0.0
380	(1)	Helen of Troy Ltd.	44,065	0.0
9,063		Home Depot, Inc.	1,739,099	0.5
502	(3)	Jack in the Box, Inc.	40,692	0.0
3,103		KB Home	74,999	0.0
542		Kering SA	310,894	0.1
3,592		Kohl's Corp.	247,022	0.1
4,581		Lear Corp.	621,688	0.2
1,680		LVMH Moet Hennessy Louis Vuitton SE	618,804	0.2
2,030		McDonald's Corp.	385,497	0.1
1,538	(1)	Michaels Cos, Inc.	17,564	0.0
6,758	(1)	Norwegian Cruise Line Holdings Ltd.	371,420	0.1
20	(1)	NVR, Inc.	55,340	0.0
722	(1)	O'Reilly Automotive, Inc.	280,353	0.1
1,871	(1)	Penn National Gaming, Inc.	37,607	0.0
8,708		Persimmon PLC	246,312	0.1
13,334		Peugeot S.A.	325,373	0.1
7,105		Pulte Group, Inc.	198,656	0.1
2,564		Ralph Lauren Corp.	332,500	0.1
1,258		Renault S.A.	83,177	0.0
8,245		Ross Stores, Inc.	767,609	0.2
827	(1)	Sally Beauty Holdings, Inc.	15,225	0.0
2,200		Sankyo Co., Ltd.	83,991	0.0
3,225		Service Corp. International	129,484	0.0
901		Signet Jewelers Ltd.	24,471	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
348		Six Flags Entertainment Corp.	$17,174	0.0
5,700		Sony Corp.	240,661	0.1
403	(1),(3)	Sotheby's	15,213	0.0
5,500		Stanley Electric Co., Ltd.	148,212	0.0
11,922		Starbucks Corp.	886,281	0.3
3,000		Suzuki Motor Corp.	132,984	0.0
87,953		Taylor Wimpey PLC	201,167	0.1
368		Thor Industries, Inc.	22,952	0.0
1,147		Toll Brothers, Inc.	41,521	0.0
2,500	(3)	Toyota Motor Corp.	147,277	0.0
1,169	(1)	Urban Outfitters, Inc.	34,649	0.0
789	(1)	Weight Watchers International, Inc.	15,898	0.0
1,339		Wendy's Company	23,955	0.0
12,527		Wesfarmers Ltd.	308,477	0.1
1,640		Wyndham Destinations, Inc.	66,404	0.0
			17,977,078	4.8

		Consumer Staples: 3.7%
16,192		Altria Group, Inc.	929,906	0.2
4,600		Asahi Group Holdings, Ltd.	205,337	0.1
9,319		British American Tobacco PLC	388,770	0.1
1,275		Carlsberg A/S	159,436	0.0
3,714		Church & Dwight Co., Inc.	264,548	0.1
5,809		Coca-Cola Co.	272,210	0.1
4,523		Coca-Cola European Partners PLC - USD	234,020	0.1
2,104		Coca-Cola HBC AG	71,745	0.0
1,836		Costco Wholesale Corp.	444,569	0.1
1,981		Diageo PLC	81,067	0.0
5,438		Essity AB	156,932	0.0
5,001		Hershey Co.	574,265	0.1
10,184		Imperial Brands PLC	348,368	0.1
958		Ingredion, Inc.	90,713	0.0
14,850		Koninklijke Ahold Delhaize NV	395,365	0.1
400		Kose Corp.	73,724	0.0
5,153		Lamb Weston Holdings, Inc.	386,166	0.1
236		L'Oreal S.A.	63,553	0.0
8,771		Mowi ASA	195,952	0.1
5,062		Molson Coors Brewing Co.	301,948	0.1
8,141		Mondelez International, Inc.	406,399	0.1
6,719	(1)	Monster Beverage Corp.	366,723	0.1
6,235		Nestle SA	594,510	0.2
4,985		Nu Skin Enterprises, Inc.	238,582	0.1
33,953		Orkla ASA	260,752	0.1
1,806		PepsiCo, Inc.	221,325	0.1
5,498		Philip Morris International, Inc.	485,968	0.1
4,100		Pola Orbis Holdings, Inc.	131,144	0.0
1,114	(1)	Post Holdings, Inc.	121,872	0.0
18,661		Procter & Gamble Co.	1,941,677	0.5
2,400		Shiseido Co., Ltd.	173,772	0.1
3,400		Sundrug Co., Ltd.	93,835	0.0
5,690		Swedish Match AB	290,320	0.1
85,311		Tesco PLC	258,195	0.1
7,458		Treasury Wine Estates Ltd.	79,168	0.0
8,644		Tyson Foods, Inc.	600,153	0.2
3,200		Unicharm Corp.	106,087	0.0
4,967		Unilever NV	289,585	0.1
2,684		Walgreens Boots Alliance, Inc.	169,817	0.0
10,454		Walmart, Inc.	1,019,579	0.3
224,000	(2)	WH Group Ltd.	239,596	0.1
			13,727,653	3.7

		Energy: 2.4%
25,922		BP PLC	188,233	0.1
12,968	(1),(3)	Chesapeake Energy Corp.	40,201	0.0
14,900		Chevron Corp.	1,835,382	0.5
1,687	(1)	CNX Resources Corp.	18,169	0.0
13,606		ConocoPhillips	908,064	0.2
3,080		Det Norske Oljeselskap ASA	109,840	0.0
11,904		ENI S.p.A.	210,327	0.1
2,380		EOG Resources, Inc.	226,528	0.1
3,108		EQT Corp.	64,460	0.0
4,803		Equinor ASA	105,282	0.0
12,095		Exxon Mobil Corp.	977,276	0.3
7,968		Galp Energia SGPS SA	127,678	0.0
15,621		Halliburton Co.	457,695	0.1
4,720		HollyFrontier Corp.	232,554	0.1
2,636		Lundin Petroleum AB	89,260	0.0
1,270		Marathon Oil Corp.	21,222	0.0
5,375		Marathon Petroleum Corp.	321,694	0.1
2,479	(1)	McDermott International, Inc.	18,444	0.0
1,205		Murphy Oil Corp.	35,307	0.0
2,477		Neste OYJ	264,051	0.1
3,605	(1)	Oasis Petroleum, Inc.	21,774	0.0
2,595		OMV AG	140,913	0.0
3,105		Patterson-UTI Energy, Inc.	43,532	0.0
8,646		PBF Energy, Inc.	269,236	0.1
3,300		Phillips 66	314,061	0.1
3,392	(1)	QEP Resources, Inc.	26,424	0.0
19,979		Repsol SA	341,808	0.1
18,933		Royal Dutch Shell PLC - Class A	594,990	0.2
11,278	(1)	Southwestern Energy Co.	52,894	0.0
2,873		Total SA	159,881	0.0
6,785		Valero Energy Corp.	575,572	0.2
5,545		Washington H Soul Pattinson & Co. Ltd.	103,768	0.0
723	(1),(3)	Whiting Petroleum Corp.	18,899	0.0
765		World Fuel Services Corp.	22,101	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
3,601	(1)	WPX Energy, Inc.	$47,209	0.0
			8,984,729	2.4

		Financials: 6.6%
5,701		3i Group PLC	73,107	0.0
6,215	(2)	ABN AMRO Group NV	140,115	0.0
13,790		Aegon NV	66,240	0.0
7,200		AIA Group Ltd.	71,998	0.0
27	(1)	Alleghany Corp.	16,535	0.0
2,654		Allianz SE	591,440	0.2
7,740		Ally Financial, Inc.	212,773	0.1
521		American Financial Group, Inc.	50,125	0.0
6,979		Ameriprise Financial, Inc.	894,010	0.3
7,850	(1)	Athene Holding Ltd.	320,280	0.1
54,688		Aviva PLC	294,082	0.1
8,528		AXA S.A.	214,488	0.1
24,763	(3)	Banco Bilbao Vizcaya Argentaria SA	141,492	0.0
59,262		Bank of America Corp.	1,635,039	0.5
2,352		Bank OZK	68,161	0.0
172,869		Barclays PLC	348,207	0.1
5,807	(1)	Berkshire Hathaway, Inc. – Class B	1,166,568	0.3
4,881		BNP Paribas	232,279	0.1
26,000		BOC Hong Kong Holdings Ltd.	107,898	0.0
2,087		Capital One Financial Corp.	170,487	0.1
2,152		Cathay General Bancorp.	72,974	0.0
15,023		Citigroup, Inc.	934,731	0.3
11,659		Citizens Financial Group, Inc.	378,918	0.1
9,722		Comerica, Inc.	712,817	0.2
9,372	(1)	Commerzbank AG	72,658	0.0
1,559		Commonwealth Bank of Australia	78,253	0.0
20,752		Credit Agricole SA	250,559	0.1
37,930		CaixaBank SA	118,615	0.0
4,800		Dai-ichi Life Holdings, Inc.	66,822	0.0
6,393		Danske Bank A/S	112,374	0.0
63,391		Direct Line Insurance Group PLC	291,614	0.1
7,316		Discover Financial Services	520,607	0.1
12,788		E*Trade Financial Corp.	593,747	0.2
2,422		East West Bancorp, Inc.	116,183	0.0
3,686		Evercore, Inc.	335,426	0.1
2,269		EXOR NV	147,358	0.1
231	(3)	Factset Research Systems, Inc.	57,350	0.0
2,191		First American Financial Corp.	112,837	0.0
573	(1)	Green Dot Corp.	34,752	0.0
1,786		Hancock Whitney Corp.	72,154	0.0
539		Hanover Insurance Group, Inc.	61,538	0.0
4,427		Hartford Financial Services Group, Inc.	220,110	0.1
28,299		HSBC Holdings PLC	229,955	0.1
26,387		ING Groep NV	319,741	0.1
396		International Bancshares Corp.	15,060	0.0
20,920		Investec PLC - INVP - GBP	120,554	0.0
17,173		JPMorgan Chase & Co.	1,738,423	0.5
2,881		Julius Baer Group Ltd.	116,543	0.0
496		Kemper Corp.	37,765	0.0
17,998		Keycorp	283,469	0.1
8,715		Lazard Ltd.	314,960	0.1
60,573		Legal & General Group PLC	217,375	0.1
7,183		Lincoln National Corp.	421,642	0.1
584,840		Lloyds Banking Group Plc	473,827	0.1
2,907		LPL Financial Holdings, Inc.	202,473	0.1
5,294		Lundbergforetagen AB	167,663	0.1
120		M&T Bank Corp.	18,842	0.0
4,154		Macquarie Group Ltd.	382,567	0.1
161		MarketAxess Holdings, Inc.	39,619	0.0
26,700		Mebuki Financial Group, Inc.	68,341	0.0
100,608		Medibank Pvt Ltd.	197,481	0.1
12,962		Mediobanca Banca di Credito Finanziario SpA	134,962	0.0
12,315		Morgan Stanley	519,693	0.1
4,014		National Australia Bank Ltd.	72,124	0.0
20,628		Natixis SA	110,490	0.0
5,060		Navient Corp.	58,544	0.0
3,539		NN Group NV	147,246	0.0
5,870		Old Republic International Corp.	122,800	0.0
7,200		ORIX Corp.	103,447	0.0
698		Popular, Inc.	36,387	0.0
944		Primerica, Inc.	115,310	0.0
4,285		Progressive Corp.	308,906	0.1
5,434		Prudential Financial, Inc.	499,276	0.1
4,142		Raiffeisen International Bank Holding AG	93,039	0.0
3,882		Reinsurance Group of America, Inc.	551,166	0.2
99,801		Royal Bank of Scotland Group PLC	321,368	0.1
3,763		S&P Global, Inc.	792,300	0.2
811		Santander Consumer USA Holdings, Inc.	17,136	0.0
3,600		SBI Holdings, Inc.	80,502	0.0
461		Signature Bank	59,040	0.0
8,668		Societe Generale	250,450	0.1
4,700		Sompo Holdings, Inc.	174,055	0.1
1,166		Sterling Bancorp	21,723	0.0
1,003		Stifel Financial Corp.	52,918	0.0
6,600		Sumitomo Mitsui Financial Group, Inc.	231,124	0.1
3,000		Sumitomo Mitsui Trust Holdings, Inc.	107,817	0.0
2,645		Synovus Financial Corp.	90,882	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
14,621		TCF Financial Corp.	$302,508	0.1
2,000		Tokyo Century Corp.	87,167	0.0
2,101		Two Harbors Investment Corp.	28,427	0.0
12,677		UniCredit SpA	162,843	0.1
3,400		United Overseas Bank Ltd.	63,435	0.0
10,017		Unum Group	338,875	0.1
1,349		Webster Financial Corp.	68,354	0.0
9,520		Wells Fargo & Co.	460,006	0.1
1,458		Wintrust Financial Corp.	98,167	0.0
184		WR Berkley Corp.	15,588	0.0
4,899		Zions Bancorp NA	222,464	0.1
			24,464,560	6.6

		Health Care: 6.0%
7,819		AbbVie, Inc.	630,133	0.2
8,200		Alfresa Holdings Corp.	233,673	0.1
1,037	(1)	Align Technology, Inc.	294,850	0.1
508	(1)	Amedisys, Inc.	62,616	0.0
6,224		Amgen, Inc.	1,182,436	0.3
23,300		Astellas Pharma, Inc.	350,101	0.1
815		AstraZeneca PLC	65,055	0.0
4,503		Bayer AG	289,958	0.1
2,016	(1)	Biogen, Inc.	476,542	0.1
3,707		Bristol-Myers Squibb Co.	176,861	0.1
11,400		Bruker Corp.	438,216	0.1
4,328		Cardinal Health, Inc.	208,393	0.1
366	(1)	Catalent, Inc.	14,856	0.0
2,898	(1)	Celgene Corp.	273,397	0.1
10,762	(1)	Centene Corp.	571,462	0.2
2,601	(1)	Charles River Laboratories International, Inc.	377,795	0.1
1,880		Chemed Corp.	601,732	0.2
1,011		Cigna Corp.	162,589	0.0
664		CSL Ltd.	92,132	0.0
3,819	(1)	DaVita, Inc.	207,334	0.1
1,242	(1)	Edwards Lifesciences Corp.	237,632	0.1
1,275		Eli Lilly & Co.	165,444	0.1
6,174		Encompass Health Corp.	360,562	0.1
155		Eurofins Scientific SE	64,211	0.0
2,264	(1)	Exelixis, Inc.	53,883	0.0
6,938		Gilead Sciences, Inc.	451,039	0.1
19,793		GlaxoSmithKline PLC	411,217	0.1
305	(1)	Globus Medical, Inc.	15,070	0.0
2,087	(3)	H Lundbeck A/S	90,503	0.0
719	(1)	Haemonetics Corp.	62,898	0.0
5,601		HCA Healthcare, Inc.	730,258	0.2
480	(1)	HealthEquity, Inc.	35,511	0.0
2,919		Hill-Rom Holdings, Inc.	309,005	0.1
1,000		Hoya Corp.	66,237	0.0
613		Humana, Inc.	163,058	0.1
116	(1)	ICU Medical, Inc.	27,762	0.0
3,554	(1)	Idexx Laboratories, Inc.	794,674	0.2
1,225	(1)	Illumina, Inc.	380,595	0.1
12,237		Johnson & Johnson	1,710,610	0.5
316	(1),(3)	Ligand Pharmaceuticals, Inc.	39,724	0.0
305	(1)	LivaNova PLC	29,661	0.0
442		Lonza Group AG	137,222	0.0
2,182	(1)	Mallinckrodt PLC - W/I	47,437	0.0
941	(1)	Masimo Corp.	130,122	0.0
2,754		McKesson Corp.	322,383	0.1
8,200		Medipal Holdings Corp.	195,109	0.1
13,617		Merck & Co., Inc.	1,132,526	0.3
563	(1)	Molina Healthcare, Inc.	79,924	0.0
6,581		Novartis AG	632,563	0.2
8,971		Novo Nordisk A/S	468,873	0.1
2,116		Patterson Cos., Inc.	46,235	0.0
35,401		Pfizer, Inc.	1,503,481	0.4
3,451	(1)	PRA Health Sciences, Inc.	380,611	0.1
677	(1)	Prestige Consumer Healthcare, Inc.	20,249	0.0
3,202		Roche Holding AG	882,327	0.2
1,015		Sanofi	89,751	0.0
205	(1)	STERIS Public Ltd. Co.	26,246	0.0
2,600		Sumitomo Dainippon Pharma Co. Ltd.	64,530	0.0
4,800		Suzuken Co., Ltd.	278,423	0.1
821	(1)	Syneos Health, Inc.	42,495	0.0
1,774	(1)	Tenet Healthcare Corp.	51,162	0.0
1,742		Thermo Fisher Scientific, Inc.	476,820	0.1
3,196		UCB S.A.	274,545	0.1
457	(1)	United Therapeutics Corp.	53,638	0.0
6,578		UnitedHealth Group, Inc.	1,626,476	0.4
3,765	(1)	Veeva Systems, Inc.	477,628	0.1
203		West Pharmaceutical Services, Inc.	22,371	0.0
			22,372,832	6.0

		Industrials: 5.3%
7,008		ACS Actividades de Construccion y Servicios SA	308,086	0.1
1,771		Adecco Group AG	94,579	0.0
543		AGCO Corp.	37,766	0.0
11,388		Allison Transmission Holdings, Inc.	511,549	0.2
5,769		Ametek, Inc.	478,654	0.2
247		Armstrong World Industries, Inc.	19,617	0.0
808	(1)	ASGN, Inc.	51,300	0.0
11,661		Ashtead Group PLC	281,902	0.1
8,090		Atlas Copco AB - A Shares	217,629	0.1
26,033		Auckland International Airport Ltd.	144,421	0.0
732	(1)	Avis Budget Group, Inc.	25,517	0.0
4,053		Boeing Co.	1,545,895	0.4
338		Brink's Co.	25,489	0.0
194		Carlisle Cos., Inc.	23,788	0.0
1,700		Central Japan Railway Co.	395,159	0.1
2,016		Cie de Saint-Gobain	73,098	0.0
3,951		CIMIC Group Ltd.	135,714	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
16,500		CK Hutchison Holdings Ltd.	$173,503	0.1
78,300		ComfortDelgro Corp., Ltd.	148,821	0.0
1,024		Crane Co.	86,651	0.0
5,134		Curtiss-Wright Corp.	581,888	0.2
4,346		Delta Air Lines, Inc.	224,471	0.1
1,266		Deluxe Corp.	55,349	0.0
8,502		Deutsche Lufthansa AG	186,884	0.1
6,500		Edenred	296,015	0.1
662		Eiffage SA	63,637	0.0
1,476		EMCOR Group, Inc.	107,866	0.0
6,759		Emerson Electric Co.	462,789	0.1
666		EnerSys	43,397	0.0
5,761		Ferrovial SA	135,001	0.0
7,925		Fortune Brands Home & Security, Inc.	377,309	0.1
6,400		Fuji Electric Holdings Co., Ltd.	182,214	0.1
271		GATX Corp.	20,696	0.0
585		Graco, Inc.	28,969	0.0
2,024		Herman Miller, Inc.	71,204	0.0
773		Hochtief AG	112,002	0.0
7,605		Honeywell International, Inc.	1,208,587	0.3
334		Hubbell, Inc.	39,405	0.0
3,926		IDEX Corp.	595,731	0.2
8,976		Ingersoll-Rand PLC - Class A	968,959	0.3
642		Insperity, Inc.	79,390	0.0
1,620		Intertek Group PLC	102,626	0.0
882		ITT, Inc.	51,156	0.0
5,900		JTEKT Corp.	72,854	0.0
18,500		Kajima Corp.	273,666	0.1
6,300		Kamigumi Co., Ltd.	146,118	0.0
4,286		KAR Auction Services, Inc.	219,915	0.1
3,172		KBR, Inc.	60,553	0.0
8,400		Kyushu Railway Co.	276,318	0.1
1,355		Legrand S.A.	90,718	0.0
64		Lennox International, Inc.	16,922	0.0
978		Manpowergroup, Inc.	80,871	0.0
30,100		Marubeni Corp.	208,695	0.1
734	(1)	Mastec, Inc.	35,305	0.0
12,500		Mitsubishi Corp.	348,015	0.1
1,023		MSC Industrial Direct Co.	84,612	0.0
2,034		Norfolk Southern Corp.	380,134	0.1
2,275		nVent Electric PLC	61,379	0.0
114,000		NWS Holdings Ltd.	249,587	0.1
458		Old Dominion Freight Line	66,131	0.0
899		Oshkosh Corp.	67,542	0.0
6,693		Pitney Bowes, Inc.	45,981	0.0
6,836		Regal Beloit Corp.	559,663	0.2
2,622		Robert Half International, Inc.	170,850	0.1
332		Ryder System, Inc.	20,581	0.0
16,636		Sandvik AB	270,570	0.1
1,755		Schneider Electric SE	137,748	0.0
1,063		Schneider National, Inc.	22,376	0.0
2,200		SG Holdings Co. Ltd.	64,180	0.0
1,830		Spirit Aerosystems Holdings, Inc.	167,500	0.1
10,100		Sumitomo Corp.	140,029	0.0
2,400		Sumitomo Heavy Industries	77,999	0.0
6,200		Taisei Corp.	288,441	0.1
100	(1)	Teledyne Technologies, Inc.	23,701	0.0
2,376		Timken Co.	103,641	0.0
1,483		Toro Co.	102,090	0.0
2,500		Toyota Tsusho Corp.	81,685	0.0
6,350		Union Pacific Corp.	1,061,720	0.3
5,362	(1)	United Continental Holdings, Inc.	427,780	0.1
19,899		Volvo AB - B Shares	308,756	0.1
8,868		Waste Management, Inc.	921,474	0.3
658		Werner Enterprises, Inc.	22,471	0.0
8,580	(1)	Wesco International, Inc.	454,826	0.1
4,369		Wolters Kluwer NV	297,658	0.1
790		Woodward, Inc.	74,963	0.0
424	(1),(3)	XPO Logistics, Inc.	22,786	0.0
157,200		Yangzijiang Shipbuilding Holdings Ltd.	174,564	0.1
			19,558,051	5.3

		Information Technology: 8.0%
1,159	(1)	ACI Worldwide, Inc.	38,096	0.0
5,045	(1)	Adobe, Inc.	1,344,442	0.4
100	(1),(2)	Adyen NV	78,436	0.0
6,028	(1)	Akamai Technologies, Inc.	432,268	0.1
2,117		Amadeus IT Group SA	169,676	0.1
17,406		Apple, Inc.	3,306,270	0.9
6,000		ASM Pacific Technology Ltd.	67,044	0.0
2,289	(1)	Atlassian Corp. PLC	257,261	0.1
2,733		Avnet, Inc.	118,530	0.0
1,179		Belden, Inc.	63,312	0.0
3,145		Booz Allen Hamilton Holding Corp.	182,850	0.1
1,987		Broadcom, Inc.	597,511	0.2
4,970		Broadridge Financial Solutions, Inc. ADR	515,339	0.1
9,300		Brother Industries Ltd.	172,725	0.1
372	(1)	CACI International, Inc.	67,711	0.0
12,451	(1)	Cadence Design Systems, Inc.	790,763	0.2
676		CDK Global, Inc.	39,762	0.0
2,106		CDW Corp.	202,955	0.1
520	(1)	Check Point Software Technologies	65,775	0.0
1,466	(1)	Cirrus Logic, Inc.	61,675	0.0
33,436		Cisco Systems, Inc.	1,805,210	0.5
8,393		Citrix Systems, Inc.	836,446	0.2
298		Cognex Corp.	15,156	0.0
9,096		Computershare Ltd.	110,573	0.0
1,120		Dassault Systemes SE	166,935	0.0
1,685	(1)	Fair Isaac Corp.	457,697	0.1
9,677	(1)	Fortinet, Inc.	812,578	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
7,800		Fuji Film Holdings Corp.	$355,275	0.1
2,224	(1)	GoDaddy, Inc.	167,223	0.1
29,061		Hewlett Packard Enterprise Co.	448,411	0.1
7,900		Hitachi Ltd.	256,676	0.1
19,846		Intel Corp.	1,065,730	0.3
1,519		Intuit, Inc.	397,082	0.1
1,213		j2 Global, Inc.	105,046	0.0
22,693		Jabil, Inc.	603,407	0.2
1,819		KLA-Tencor Corp.	217,207	0.1
5,100		Kyocera Corp.	300,303	0.1
2,292		Lam Research Corp.	410,291	0.1
679		Leidos Holdings, Inc.	43,517	0.0
162		Littelfuse, Inc.	29,562	0.0
184		LogMeIn, Inc.	14,738	0.0
829	(1)	Lumentum Holdings, Inc.	46,872	0.0
384	(1)	Manhattan Associates, Inc.	21,162	0.0
2,275		Mastercard, Inc. - Class A	535,649	0.2
4,162		Maxim Integrated Products	221,294	0.1
397		Maximus, Inc.	28,179	0.0
5,959	(1)	Micron Technology, Inc.	246,285	0.1
32,538		Microsoft Corp.	3,837,532	1.0
1,233		MKS Instruments, Inc.	114,731	0.0
132		Monolithic Power Systems, Inc.	17,885	0.0
3,426	(1)	NCR Corp.	93,496	0.0
9,424		NetApp, Inc.	653,460	0.2
802	(1)	Netscout Systems, Inc.	22,512	0.0
2,357	(1)	Nice Ltd.	287,873	0.1
3,600		Nippon Electric Glass Co., Ltd.	95,649	0.0
9,170	(1)	ON Semiconductor Corp.	188,627	0.1
6,054		Oracle Corp.	325,160	0.1
4,936	(1)	PayPal Holdings, Inc.	512,554	0.1
2,472		Perspecta, Inc.	49,984	0.0
290	(1)	PTC, Inc.	26,732	0.0
18,396		Sabre Corp.	393,490	0.1
1,830		SAP SE	211,557	0.1
282	(1)	Silicon Laboratories, Inc.	22,803	0.0
9,403		STMicroelectronics NV-STM1	139,469	0.0
6,500		Sumco Corp.	72,710	0.0
337		SYNNEX Corp.	32,146	0.0
1,492	(1)	Synopsys, Inc.	171,804	0.1
819	(1)	Tech Data Corp.	83,874	0.0
1,860		Teradyne, Inc.	74,102	0.0
11,021		Texas Instruments, Inc.	1,168,997	0.3
400		Tokyo Electron Ltd.	58,023	0.0
9,368		Total System Services, Inc.	890,054	0.2
1,423	(1)	Trimble, Inc.	57,489	0.0
107	(1)	Tyler Technologies, Inc.	21,871	0.0
2,887	(1)	VeriSign, Inc.	524,164	0.2
1,239		Versum Materials, Inc.	62,334	0.0
3,198		Visa, Inc. - Class A	499,496	0.1
4,486		Vishay Intertechnology, Inc.	82,856	0.0
947		VMware, Inc.	170,943	0.1
391	(1)	WEX, Inc.	75,068	0.0
6,249		Xerox Corp.	199,843	0.1
436	(1)	Zebra Technologies Corp.	91,355	0.0
			29,621,548	8.0

		Materials: 1.7%
3,634		Air Products & Chemicals, Inc.	693,949	0.2
9,634		Anglo American PLC	257,676	0.1
3,375		ArcelorMittal	68,494	0.0
1,681		Arkema SA	160,365	0.1
1,824		Avery Dennison Corp.	206,112	0.1
2,310		BASF SE	170,356	0.1
15,881		BHP Group Ltd.	434,081	0.1
19,783		BlueScope Steel Ltd.	196,356	0.1
7,966		Boliden AB	227,023	0.1
594		Cabot Corp.	24,728	0.0
576		Carpenter Technology Corp.	26,410	0.0
5,807		Celanese Corp.	572,628	0.2
1,812		Chemours Co.	67,334	0.0
2,561		Commercial Metals Co.	43,742	0.0
367	(3)	Compass Minerals International, Inc.	19,954	0.0
3,701	(2)	Covestro AG	204,190	0.1
4,546		Domtar Corp.	225,709	0.1
217		Eastman Chemical Co.	16,466	0.0
3,101		Evonik Industries AG	84,624	0.0
689		Greif, Inc. - Class A	28,421	0.0
12,812		Huntsman Corp.	288,142	0.1
381	(1)	Ingevity Corp.	40,237	0.0
3,567		Louisiana-Pacific Corp.	86,964	0.0
3,609		LyondellBasell Industries NV - Class A	303,445	0.1
674		Minerals Technologies, Inc.	39,624	0.0
4,100		Mitsubishi Gas Chemical Co., Inc.	58,727	0.0
17,300		Mitsubishi Chemical Holdings Corp.	122,183	0.0
3,300		Mitsui Chemicals, Inc.	79,927	0.0
3,401		Mondi PLC	75,309	0.0
5,314		Newcrest Mining Ltd.	96,237	0.0
2,911		Nucor Corp.	169,857	0.1
553		Packaging Corp. of America	54,957	0.0
2,504		PolyOne Corp.	73,392	0.0
655		Reliance Steel & Aluminum Co.	59,120	0.0
2,211		Rio Tinto Ltd.	153,978	0.0
261		RPM International, Inc.	15,148	0.0
1,226		Sonoco Products Co.	75,436	0.0
9,872		Steel Dynamics, Inc.	348,185	0.1
4,700		Teijin Ltd.	77,719	0.0
5,200		Tosoh Corp.	81,137	0.0
4,022	(3)	UPM-Kymmene OYJ	117,471	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,444		Worthington Industries, Inc.	$53,890	0.0
			6,199,703	1.7

		Real Estate: 1.9%
17,194		Aroundtown SA	141,826	0.0
2,057		Brixmor Property Group, Inc.	37,787	0.0
9,543		Brookfield Property REIT, Inc.	195,536	0.1
5,149		Camden Property Trust	522,624	0.2
121,400		CapitaLand Mall Trust	213,328	0.1
13,537	(1)	CBRE Group, Inc.	669,405	0.2
4,005		CoreCivic, Inc.	77,897	0.0
333		Coresite Realty Corp.	35,638	0.0
11,204		Cousins Properties, Inc.	108,231	0.0
2,600		Daiwa House Industry Co., Ltd.	82,804	0.0
994		Douglas Emmett, Inc.	40,178	0.0
618		Equity Lifestyle Properties, Inc.	70,637	0.0
184		Extra Space Storage, Inc.	18,751	0.0
3,461		First Industrial Realty Trust, Inc.	122,381	0.0
3,504		Geo Group, Inc./The	67,277	0.0
7,839		Highwoods Properties, Inc.	366,708	0.1
3,869		Hospitality Properties Trust	101,793	0.0
16,471		Host Hotels & Resorts, Inc.	311,302	0.1
25,000		Hysan Development Co., Ltd.	134,005	0.0
38		Japan Prime Realty Investment Corp.	156,427	0.1
519		Jones Lang LaSalle, Inc.	80,019	0.0
196		Kilroy Realty Corp.	14,888	0.0
7,206		Lamar Advertising Co.	571,148	0.2
522		Life Storage, Inc.	50,775	0.0
2,800		Mitsui Fudosan Co., Ltd.	70,536	0.0
276		National Retail Properties, Inc.	15,288	0.0
9		Nippon Building Fund, Inc.	60,941	0.0
582		Omega Healthcare Investors, Inc.	22,203	0.0
21,668		Outfront Media, Inc.	507,031	0.2
2,423	(3)	Realogy Holdings Corp.	27,622	0.0
26,653		Retail Properties of America, Inc.	324,900	0.1
3,985		Simon Property Group, Inc.	726,107	0.2
270		SL Green Realty Corp.	24,278	0.0
74,710		Stockland	204,352	0.1
6,800		Sumitomo Realty & Development Co., Ltd.	282,135	0.1
17,500		Swire Pacific Ltd - Class A	225,416	0.1
3,568		Tanger Factory Outlet Centers, Inc.	74,857	0.0
2,420	(3)	Uniti Group, Inc.	27,080	0.0
3,184		Urban Edge Properties	60,496	0.0
43,000		Wharf Holdings Ltd.	129,992	0.0
			6,974,599	1.9

		Utilities: 1.8%
31,211		AES Corp.	564,295	0.2
15,934		AGL Energy Ltd.	246,305	0.1
11,616		Ameren Corp.	854,357	0.2
13,550		Centerpoint Energy, Inc.	415,985	0.1
9,200		Chubu Electric Power Co., Inc.	143,825	0.1
3,171		Edison International	196,348	0.1
69,132		Enel S.p.A.	442,987	0.1
17,615		Exelon Corp.	883,040	0.3
43,500		Power Assets Holdings Ltd.	301,800	0.1
1,160		Idacorp, Inc.	115,466	0.0
16,600		Kansai Electric Power Co., Inc.	244,802	0.1
8,942		MDU Resources Group, Inc.	230,972	0.1
2,490		NextEra Energy, Inc.	481,367	0.1
1,420		NorthWestern Corp.	99,982	0.0
11,668		NRG Energy, Inc.	495,656	0.1
1,069		OGE Energy Corp.	46,095	0.0
593		Pinnacle West Capital Corp.	56,679	0.0
1,891		PNM Resources, Inc.	89,520	0.0
2,686		RWE AG	72,125	0.0
6,100		Tohoku Electric Power Co., Inc.	77,888	0.0
20,900	(1)	Tokyo Electric Power Co., Inc.	132,216	0.0
6,009		UGI Corp.	333,019	0.1
			6,524,729	1.8

	Total Common Stock
	(Cost $158,249,540)		168,702,708	45.5

EXCHANGE-TRADED FUNDS: 18.1%
256,390		iShares 1-3 Year Treasury Bond ETF	21,567,527	5.8
289,533		iShares Core MSCI Emerging Markets ETF	14,971,751	4.1
19,456	(1)	iShares Core S&P 500 ETF	5,536,788	1.5
490		iShares Core S&P Mid-Cap ETF	92,806	0.0
11,102		iShares MSCI EAFE ETF	720,076	0.2
135,168		iShares Russell 1000 Value ETF	16,691,896	4.5
31,089		Vanguard Global ex-U.S. Real Estate ETF	1,851,972	0.5
63,758		Vanguard Real Estate ETF	5,541,208	1.5

	Total Exchange-Traded Funds
	(Cost $66,027,554)		66,974,024	18.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 3.4%
	Affiliated Investment Companies: 3.4%
197,952	Voya Emerging Markets Local Currency Debt Fund - Class P	$1,383,684	0.4
1,159,098	Voya Floating Rate Fund - Class P	11,104,162	3.0

	Total Mutual Funds
	(Cost $12,925,895)	12,487,846	3.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.1%
		Basic Materials: 0.3%
80,000		ArcelorMittal, 5.500%, 03/01/2021	83,618	0.0
25,000		ArcelorMittal, 7.000%, 10/15/2039	28,548	0.0
30,000		BHP Billiton Finance USA Ltd., 2.875%, 02/24/2022	30,318	0.0
200,000		CNAC HK Finbridge Co. Ltd, 5.125%, 03/14/2028	215,699	0.1
44,000		Dow Chemical Co/The, 4.625%, 10/01/2044	43,296	0.0
51,000	(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	54,933	0.0
18,000		Eastman Chemical Co., 2.700%, 01/15/2020	17,991	0.0
80,000	(2)	Georgia-Pacific LLC, 2.539%, 11/15/2019	79,868	0.0
148,000	(2)	Georgia-Pacific LLC, 5.400%, 11/01/2020	153,922	0.1
37,000		Goldcorp, Inc., 3.700%, 03/15/2023	37,635	0.0
69,000		Huntsman International LLC, 4.500%, 05/01/2029	68,825	0.0
32,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	32,208	0.0
105,000	(2)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	107,735	0.1
61,000		Teck Resources Ltd., 6.125%, 10/01/2035	65,061	0.0
			1,019,657	0.3

		Communications: 0.7%
80,000		Amazon.com, Inc., 4.050%, 08/22/2047	84,737	0.0
13,000		AT&T, Inc., 4.125%, 02/17/2026	13,304	0.0
44,000		AT&T, Inc., 4.300%, 02/15/2030	44,607	0.0
114,000		AT&T, Inc., 4.550%, 03/09/2049	108,041	0.1
75,000		AT&T, Inc., 5.150%, 11/15/2046	77,230	0.0
93,000		AT&T, Inc., 5.650%, 02/15/2047	101,934	0.0
26,000		CBS Corp., 4.600%, 01/15/2045	24,883	0.0
40,000		CBS Corp., 5.500%, 05/15/2033	43,735	0.0
170,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	171,284	0.1
50,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	51,769	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	75,990	0.0
65,000		Comcast Corp., 3.300%, 10/01/2020	65,644	0.0
60,000		Comcast Corp., 3.450%, 10/01/2021	61,222	0.0
91,000		Comcast Corp., 3.900%, 03/01/2038	89,695	0.0
40,000		Comcast Corp., 4.000%, 03/01/2048	39,345	0.0
70,000	(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	62,243	0.0
65,000		CSC Holdings LLC, 5.250%, 06/01/2024	66,137	0.0
120,000		Discovery Communications LLC, 2.950%, 03/20/2023	118,987	0.1
80,000		Discovery Communications LLC, 5.200%, 09/20/2047	78,023	0.0
80,000		DISH DBS Corp., 5.875%, 07/15/2022	77,724	0.0
30,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	30,273	0.0
40,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	40,722	0.0
120,000	(2)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	121,847	0.1
107,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	109,715	0.1
65,000	(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	62,563	0.0
200,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	199,318	0.1
85,000		Time Warner Cable LLC, 5.875%, 11/15/2040	88,598	0.0
60,000		Verizon Communications, Inc., 3.850%, 11/01/2042	56,832	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
46,000		Verizon Communications, Inc., 4.125%, 03/16/2027	$48,203	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	86,162	0.0
50,000		Verizon Communications, Inc., 4.862%, 08/21/2046	53,518	0.0
54,000		Viacom, Inc., 4.375%, 03/15/2043	48,554	0.0
40,000		Viacom, Inc., 5.850%, 09/01/2043	43,575	0.0
47,000	(2)	Walt Disney Co/The, 3.000%, 09/15/2022	47,504	0.0
90,000	(2)	Walt Disney Co/The, 4.750%, 11/15/2046	104,895	0.1
			2,598,813	0.7

		Consumer, Cyclical: 0.6%
70,000	(2)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	69,321	0.0
65,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	58,825	0.0
24,330		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	24,553	0.0
29,937		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	30,944	0.0
89,950		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	88,160	0.0
45,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	45,375	0.0
51,566		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	50,481	0.0
70,000	(2)	BMW US Capital LLC, 3.400%, 08/13/2021	70,941	0.0
90,000	(2)	BMW US Capital LLC, 3.450%, 04/12/2023	91,642	0.1
60,000	(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	58,050	0.0
18,232		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	18,656	0.0
150,000	(2)	Daimler Finance North America LLC, 2.300%, 02/12/2021	148,256	0.1
62,272		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	66,357	0.0
80,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	78,529	0.0
80,000		DR Horton, Inc., 4.750%, 02/15/2023	83,218	0.0
30,000		Ford Motor Co., 5.291%, 12/08/2046	25,210	0.0
100,000		General Motors Co., 5.400%, 04/01/2048	91,905	0.1
50,000		General Motors Financial Co., Inc., 2.650%, 04/13/2020	49,809	0.0
33,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	32,696	0.0
48,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	46,735	0.0
91,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	80,859	0.0
100,000	(2)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	97,406	0.1
60,000	(2)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	60,351	0.0
20,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	19,956	0.0
65,000	(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	64,435	0.0
33,000		Southwest Airlines Co., 3.450%, 11/16/2027	32,968	0.0
33,347		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	32,956	0.0
35,218		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	36,251	0.0
59,855		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	58,696	0.0
18,287		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	18,082	0.0
165,749		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	159,343	0.1
27,431		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	26,709	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
49,130		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	$48,563	0.0
18,063		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	18,993	0.0
115,274		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	119,083	0.1
90,000		Walmart, Inc., 2.350%, 12/15/2022	89,560	0.0
53,000		Walmart, Inc., 3.400%, 06/26/2023	54,693	0.0
			2,248,567	0.6

		Consumer, Non-cyclical: 1.3%
18,000		Abbott Laboratories, 3.750%, 11/30/2026	18,719	0.0
46,000		Abbott Laboratories, 4.750%, 11/30/2036	51,842	0.0
30,000		Abbott Laboratories, 4.900%, 11/30/2046	34,734	0.0
50,000		AbbVie, Inc., 2.900%, 11/06/2022	49,919	0.0
25,000		AbbVie, Inc., 3.375%, 11/14/2021	25,292	0.0
147,000		AbbVie, Inc., 4.450%, 05/14/2046	137,006	0.1
42,000		Aetna, Inc., 2.800%, 06/15/2023	41,288	0.0
30,000		Aetna, Inc., 4.500%, 05/15/2042	28,488	0.0
45,000		Altria Group, Inc., 4.800%, 02/14/2029	46,478	0.0
30,000		Altria Group, Inc., 5.800%, 02/14/2039	31,828	0.0
30,000		Altria Group, Inc., 5.950%, 02/14/2049	32,238	0.0
150,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	146,916	0.1
60,000		Amgen, Inc., 2.125%, 05/01/2020	59,788	0.0
65,000	(2)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	65,121	0.0
140,000	(2)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	140,905	0.1
45,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	42,485	0.0
35,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	37,973	0.0
91,000		Anthem, Inc., 5.100%, 01/15/2044	99,703	0.1
100,000		AstraZeneca PLC, 2.375%, 11/16/2020	99,465	0.1
80,000		BAT Capital Corp., 3.222%, 08/15/2024	78,314	0.0
90,000	(2)	BAT International Finance PLC, 2.750%, 06/15/2020	89,681	0.0
70,000		Becton Dickinson and Co., 2.894%, 06/06/2022	69,663	0.0
71,000		Becton Dickinson and Co., 3.700%, 06/06/2027	70,868	0.0
60,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	60,826	0.0
25,000		Campbell Soup Co., 3.650%, 03/15/2023	25,376	0.0
76,000		Cardinal Health, Inc., 2.616%, 06/15/2022	75,070	0.0
82,000		Celgene Corp., 3.875%, 08/15/2025	84,253	0.0
103,000		Celgene Corp., 4.550%, 02/20/2048	105,048	0.1
290,000	(2)	Cigna Corp., 3.200%, 09/17/2020	291,499	0.1
63,000	(2)	Cigna Corp., 4.800%, 08/15/2038	64,867	0.0
130,000		CVS Health Corp., 3.125%, 03/09/2020	130,395	0.1
80,000		CVS Health Corp., 3.700%, 03/09/2023	81,323	0.0
90,000		CVS Health Corp., 4.100%, 03/25/2025	92,537	0.0
43,000		CVS Health Corp., 4.300%, 03/25/2028	43,650	0.0
99,000		CVS Health Corp., 5.050%, 03/25/2048	99,936	0.1
66,000		Ecolab, Inc., 4.350%, 12/08/2021	68,917	0.0
86,000		Eli Lilly & Co., 3.875%, 03/15/2039	88,354	0.0
60,000		General Mills, Inc., 3.700%, 10/17/2023	61,563	0.0
90,000		General Mills, Inc., 4.000%, 04/17/2025	93,268	0.0
120,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	124,774	0.1
52,000		GlaxoSmithKline Capital PLC, 3.000%, 06/01/2024	52,346	0.0
22,000		HCA, Inc., 5.250%, 04/15/2025	23,613	0.0
30,000		HCA, Inc., 5.500%, 06/15/2047	32,060	0.0
18,000		Humana, Inc., 3.150%, 12/01/2022	18,091	0.0
30,000		Johnson & Johnson, 4.375%, 12/05/2033	33,747	0.0
70,000	(2)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	72,071	0.0
5,000	(2)	Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	5,191	0.0
40,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	34,816	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
90,000	(2)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	$92,120	0.0
20,000		Kroger Co/The, 4.650%, 01/15/2048	18,596	0.0
23,000		Kroger Co/The, 5.150%, 08/01/2043	22,858	0.0
46,000	(2)	Mars, Inc., 3.200%, 04/01/2030	46,108	0.0
46,000	(2)	Mars, Inc., 3.600%, 04/01/2034	46,368	0.0
45,000		Medtronic, Inc., 4.375%, 03/15/2035	49,235	0.0
8,000		Medtronic, Inc., 4.625%, 03/15/2045	9,169	0.0
40,000		Merck & Co., Inc., 4.000%, 03/07/2049	41,634	0.0
40,000		Mylan NV, 3.750%, 12/15/2020	40,382	0.0
35,000		Mylan NV, 3.950%, 06/15/2026	33,450	0.0
39,000		Mylan, Inc., 4.550%, 04/15/2028	37,988	0.0
37,000		PepsiCo, Inc., 4.450%, 04/14/2046	41,320	0.0
60,000		Pfizer, Inc., 3.200%, 09/15/2023	61,443	0.0
40,000		Pfizer, Inc., 4.000%, 03/15/2049	41,379	0.0
37,000		Philip Morris International, Inc., 3.875%, 08/21/2042	34,101	0.0
70,000	(2)	Post Holdings, Inc., 5.000%, 08/15/2026	68,338	0.0
80,000		RELX Capital, Inc., 4.000%, 03/18/2029	81,665	0.0
81,000		Reynolds American, Inc., 5.850%, 08/15/2045	83,352	0.0
24,000		Stryker Corp., 2.625%, 03/15/2021	23,940	0.0
200,000	(2)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	205,216	0.1
60,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	60,477	0.0
150,000		Unilever Capital Corp., 3.000%, 03/07/2022	151,590	0.1
210,000		Unilever Capital Corp., 3.250%, 03/07/2024	214,066	0.1
84,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	87,661	0.0
			4,954,761	1.3

		Energy: 1.0%
20,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	20,788	0.0
24,000		Apache Corp., 4.250%, 01/15/2044	21,343	0.0
85,000		Apache Corp., 5.250%, 02/01/2042	85,954	0.0
137,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	138,904	0.1
50,000		BP Capital Markets PLC, 4.742%, 03/11/2021	51,962	0.0
41,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	40,989	0.0
32,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	31,790	0.0
62,000		Cimarex Energy Co., 3.900%, 05/15/2027	61,940	0.0
23,000		Cimarex Energy Co., 4.375%, 06/01/2024	23,921	0.0
57,000		Continental Resources, Inc./OK, 3.800%, 06/01/2024	57,603	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	197,994	0.1
141,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	139,195	0.1
53,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	55,267	0.0
50,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	50,994	0.0
43,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	44,335	0.0
100,000	(4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	92,562	0.0
3,000	(4)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	2,681	0.0
109,000		EOG Resources, Inc., 2.625%, 03/15/2023	108,317	0.1
69,000		Exxon Mobil Corp., 2.726%, 03/01/2023	69,539	0.0
102,000		Halliburton Co., 3.500%, 08/01/2023	104,219	0.0
100,000		Husky Energy, Inc., 4.400%, 04/15/2029	101,521	0.0
40,000	(2),(3)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	21,400	0.0
200,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	207,038	0.1
29,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	30,287	0.0
69,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	72,146	0.0
87,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	92,426	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
41,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	$44,936	0.0
42,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	41,663	0.0
14,000		Noble Energy, Inc., 3.850%, 01/15/2028	13,817	0.0
95,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	97,751	0.0
80,000		ONEOK Partners L.P., 3.375%, 10/01/2022	80,750	0.0
42,000		ONEOK, Inc., 6.000%, 06/15/2035	46,201	0.0
200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	205,750	0.1
125,000	(3)	Petroleos Mexicanos, 4.500%, 01/23/2026	116,537	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	201,342	0.1
70,000		Phillips 66 Partners L.P., 3.550%, 10/01/2026	68,851	0.0
75,000	(2)	Schlumberger Investment SA, 2.400%, 08/01/2022	74,272	0.0
22,000	(2)	Schlumberger Norge AS, 4.200%, 01/15/2021	22,460	0.0
24,000	(2)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	24,436	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	127,501	0.1
49,000		Shell International Finance BV, 4.000%, 05/10/2046	51,200	0.0
15,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/2025	14,231	0.0
26,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	26,773	0.0
48,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	47,101	0.0
70,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	70,194	0.0
99,000		Western Midstream Operating L.P., 4.000%, 07/01/2022	100,478	0.0
106,000		Williams Partners L.P., 3.600%, 03/15/2022	107,564	0.1
7,000		Williams Partners L.P., 3.750%, 06/15/2027	6,964	0.0
25,000		Williams Partners L.P., 4.000%, 09/15/2025	25,716	0.0
55,000		Williams Partners L.P., 4.500%, 11/15/2023	57,787	0.0
80,000		Williams Partners L.P., 5.400%, 03/04/2044	85,519	0.0
			3,684,909	1.0

		Financial: 2.6%
80,000		American International Group, Inc., 3.375%, 08/15/2020	80,827	0.0
27,000		American International Group, Inc., 4.500%, 07/16/2044	25,942	0.0
43,000		American International Group, Inc., 6.400%, 12/15/2020	45,494	0.0
65,000		Air Lease Corp., 3.500%, 01/15/2022	65,644	0.0
60,000		American Express Co., 3.700%, 08/03/2023	61,548	0.0
35,000		Aon PLC, 4.750%, 05/15/2045	36,476	0.0
65,000	(2)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	65,119	0.0
58,000		Arch Capital Group Ltd., 7.350%, 05/01/2034	78,311	0.0
65,000		Assurant, Inc., 4.900%, 03/27/2028	66,255	0.0
153,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	149,883	0.1
175,000	(4)	Bank of America Corp., 3.499%, 05/17/2022	177,211	0.1
60,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	59,818	0.0
20,000		Bank of America Corp., 3.950%, 04/21/2025	20,401	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	82,834	0.0
103,000		Bank of America Corp., 4.183%, 11/25/2027	104,849	0.0
70,000		Bank of America Corp., 4.250%, 10/22/2026	72,038	0.0
130,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	135,602	0.0
70,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	69,693	0.0
80,000	(2)	Barclays Bank PLC, 10.179%, 06/12/2021	90,605	0.0
100,000		BB&T Corp., 3.875%, 03/19/2029	101,321	0.0
110,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	115,408	0.0
200,000	(2)	BNP Paribas SA, 3.500%, 03/01/2023	200,218	0.1
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	219,867	0.1
40,000		Capital One Financial Corp., 3.900%, 01/29/2024	40,917	0.0
141,000		Charles Schwab Corp./The, 3.550%, 02/01/2024	146,747	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
250,000		Citibank NA, 3.400%, 07/23/2021	$253,396	0.1
45,000		Citigroup, Inc., 5.500%, 09/13/2025	49,399	0.0
3,000		CME Group, Inc., 4.150%, 06/15/2048	3,188	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	268,430	0.1
250,000	(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	247,359	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	78,512	0.0
200,000	(2)	Danske Bank A/S, 2.800%, 03/10/2021	197,902	0.1
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	50,006	0.0
90,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	89,850	0.0
205,000	(2)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	203,429	0.1
250,000		First Tennessee Bank NA, 2.950%, 12/01/2019	249,868	0.1
200,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	185,628	0.1
55,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	54,793	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	35,884	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	48,844	0.0
17,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	20,835	0.0
100,000	(2),(4)	Harborwalk Funding Trust, 5.077%, 02/15/2069	105,588	0.0
200,000		HSBC Holdings PLC, 3.400%, 03/08/2021	201,873	0.1
210,000	(4)	HSBC Holdings PLC, 4.583%, 06/19/2029	221,174	0.1
81,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	80,825	0.0
128,000	(4)	JPMorgan Chase & Co., 3.207%, 04/01/2023	128,896	0.0
87,000	(4)	JPMorgan Chase & Co., 3.514%, 06/18/2022	88,257	0.0
140,000	(4)	JPMorgan Chase & Co., 3.559%, 04/23/2024	142,519	0.1
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	71,943	0.0
80,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	82,112	0.0
200,000	(4)	JPMorgan Chase & Co., 4.032%, 07/24/2048	198,166	0.1
49,000		Kite Realty Group L.P., 4.000%, 10/01/2026	45,921	0.0
53,000	(2)	Liberty Mutual Group, Inc., 4.569%, 02/01/2029	55,224	0.0
200,000	(4)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	194,978	0.1
180,000	(2),(4)	Macquarie Group Ltd, 3.189%, 11/28/2023	178,928	0.1
40,000		Marsh & McLennan Cos, Inc., 3.875%, 03/15/2024	41,544	0.0
100,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	100,810	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	203,816	0.1
121,000		Morgan Stanley, 2.750%, 05/19/2022	120,363	0.0
53,000		Morgan Stanley, 3.950%, 04/23/2027	53,148	0.0
100,000		Morgan Stanley, 4.000%, 07/23/2025	103,084	0.0
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	41,627	0.0
70,000		Morgan Stanley, 5.500%, 07/28/2021	74,151	0.0
30,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	28,943	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	149,988	0.1
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	30,796	0.0
60,000		RenaissanceRe Holdings Ltd., 3.600%, 04/15/2029	59,114	0.0
70,000		Royal Bank of Canada, 3.455%, (US0003M + 0.660%), 10/05/2023	69,707	0.0
85,000		Royal Bank of Canada, 3.700%, 10/05/2023	87,911	0.0
79,000		Santander UK PLC, 2.375%, 03/16/2020	78,753	0.0
86,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	86,011	0.0
200,000	(2)	Societe Generale SA, 2.625%, 09/16/2020	199,347	0.1
400,000	(2),(4)	Standard Chartered PLC, 3.885%, 03/15/2024	401,696	0.1
46,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	45,496	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	7,859	0.0
110,000	(2)	Suncorp-Metway Ltd, 2.375%, 11/09/2020	109,177	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
95,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	$95,904	0.0
140,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	141,833	0.1
185,000		Toronto-Dominion Bank/The, 3.500%, 07/19/2023	190,374	0.1
34,000	(4)	Toronto-Dominion Bank, 3.625%, 09/15/2031	33,625	0.0
200,000	(2)	UBS AG/London, 2.450%, 12/01/2020	198,938	0.1
120,000		Wells Fargo & Co., 3.750%, 01/24/2024	123,603	0.0
48,000		Wells Fargo & Co., 4.750%, 12/07/2046	50,352	0.0
250,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	254,851	0.1
48,000		Willis North America, Inc., 3.600%, 05/15/2024	48,359	0.0
43,000		XLIT Ltd., 5.500%, 03/31/2045	47,657	0.0
			9,425,592	2.6

		Industrial: 0.4%
39,000		Amphenol Corp., 3.200%, 04/01/2024	39,020	0.0
60,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	64,889	0.0
24,000		Boeing Co/The, 3.500%, 03/01/2039	23,061	0.0
56,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	66,141	0.0
90,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	91,084	0.0
40,000		CSX Corp., 4.650%, 03/01/2068	39,939	0.0
75,000		FedEx Corp., 4.050%, 02/15/2048	67,141	0.0
19,000		FedEx Corp., 4.400%, 01/15/2047	17,932	0.0
57,000		General Electric Co., 4.500%, 03/11/2044	52,248	0.0
110,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	111,809	0.1
74,000		John Deere Capital Corp., 3.125%, 09/10/2021	74,877	0.0
70,000		Norfolk Southern Corp., 3.650%, 08/01/2025	72,235	0.0
7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	6,912	0.0
25,000	(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	26,279	0.0
85,000		Packaging Corp. of America, 2.450%, 12/15/2020	84,460	0.0
56,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	56,016	0.0
71,000		Roper Technologies, Inc., 3.650%, 09/15/2023	72,600	0.0
60,000		Ryder System, Inc., 3.500%, 06/01/2021	60,760	0.0
115,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	115,995	0.1
70,000		United Parcel Service, Inc., 2.050%, 04/01/2021	69,419	0.0
50,000		United Parcel Service, Inc., 2.500%, 04/01/2023	49,892	0.0
100,000		United Parcel Service, Inc., 2.800%, 11/15/2024	100,650	0.1
100,000		United Technologies Corp., 3.650%, 08/16/2023	102,726	0.1
			1,466,085	0.4

		Technology: 0.4%
40,000		Analog Devices, Inc., 3.500%, 12/05/2026	39,730	0.0
100,000		Apple, Inc., 2.400%, 01/13/2023	99,352	0.0
90,000		Apple, Inc., 3.750%, 09/12/2047	89,827	0.0
25,000		Apple, Inc., 3.750%, 11/13/2047	25,039	0.0
100,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	99,520	0.0
49,000	(2)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	50,298	0.0
182,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	194,058	0.1
90,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	96,886	0.0
90,000		Electronic Arts, Inc., 3.700%, 03/01/2021	91,505	0.0
45,000		HP, Inc., 4.050%, 09/15/2022	46,492	0.0
110,000		HP, Inc., 4.300%, 06/01/2021	113,248	0.1
100,000		IBM Credit LLC, 3.000%, 02/06/2023	100,852	0.1
46,000		KLA-Tencor Corp., 4.125%, 11/01/2021	47,298	0.0
80,000		Microsoft Corp., 3.700%, 08/08/2046	82,024	0.0
89,000		Microsoft Corp., 4.250%, 02/06/2047	99,554	0.1
73,000	(2)	NXP BV / NXP Funding LLC, 4.875%, 03/01/2024	77,122	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
6,000		Oracle Corp., 3.850%, 07/15/2036	$6,075	0.0
80,000		Oracle Corp., 4.000%, 11/15/2047	80,659	0.0
35,000		Oracle Corp., 4.300%, 07/08/2034	37,660	0.0
45,000		Texas Instruments, Inc., 3.875%, 03/15/2039	46,771	0.0
			1,523,970	0.4

		Utilities: 0.8%
60,000		Alabama Power Co., 3.375%, 10/01/2020	60,585	0.0
45,000		Alabama Power Co., 5.700%, 02/15/2033	53,618	0.0
36,000		Ameren Corp., 2.700%, 11/15/2020	35,857	0.0
75,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	82,125	0.0
85,000	(2)	American Transmission Systems, Inc., 5.250%, 01/15/2022	90,037	0.0
29,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	29,481	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	41,501	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	48,492	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	38,369	0.0
110,000		Commonwealth Edison Co., 3.750%, 08/15/2047	108,573	0.1
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	32,952	0.0
33,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	37,552	0.0
42,000	(3)	Duke Energy Carolinas LLC, 2.950%, 12/01/2026	41,633	0.0
40,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	39,339	0.0
59,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	59,620	0.0
50,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	52,756	0.0
50,000		Duke Energy Progress LLC, 3.450%, 03/15/2029	51,302	0.0
135,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	141,412	0.1
80,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	81,250	0.0
100,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	104,465	0.1
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	34,306	0.0
84,000		Exelon Corp., 3.497%, 06/01/2022	84,920	0.0
80,000		FirstEnergy Corp., 2.850%, 07/15/2022	79,502	0.0
118,000		FirstEnergy Corp., 4.250%, 03/15/2023	123,209	0.1
30,000		Georgia Power Co., 2.000%, 03/30/2020	29,776	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	35,814	0.0
80,000		Interstate Power & Light Co., 3.250%, 12/01/2024	80,479	0.0
25,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	25,024	0.0
97,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	101,140	0.1
50,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	50,572	0.0
12,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,313	0.0
50,000		Mississippi Power Co., 3.950%, 03/30/2028	50,683	0.0
60,000		Mississippi Power Co., 4.250%, 03/15/2042	58,009	0.0
20,000		Mississippi Power Co., 4.750%, 10/15/2041	20,089	0.0
66,000		NextEra Energy Capital Holdings, Inc., 2.900%, 04/01/2022	66,125	0.0
76,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	76,465	0.0
27,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	27,200	0.0
70,000		NiSource, Inc., 5.950%, 06/15/2041	82,195	0.0
10,000		Pennsylvania Electric Co., 5.200%, 04/01/2020	10,203	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	197,555	0.1
108,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	110,756	0.1
45,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	45,257	0.0
146,000		Sempra Energy, 3.800%, 02/01/2038	134,226	0.1
68,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	65,421	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
5,000		Southern California Edison Co., 2.400%, 02/01/2022	$4,856	0.0
15,000		Southern California Edison Co., 3.875%, 06/01/2021	15,124	0.0
66,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	66,561	0.0
50,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	59,586	0.0
60,000		Tampa Electric Co., 5.400%, 05/15/2021	63,167	0.0
80,000		Union Electric Co., 3.500%, 03/15/2029	82,194	0.0
			3,123,646	0.8

		Total Corporate Bonds/Notes
		(Cost $29,782,250)	30,046,000	8.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.9%
90,601		Alternative Loan Trust 2004-J7 MI, 3.506%, (US0001M + 1.020%), 10/25/2034	88,714	0.0
85,350		Alternative Loan Trust 2005-10CB 1A1, 2.986%, (US0001M + 0.500%), 05/25/2035	74,252	0.0
68,923		Alternative Loan Trust 2005-51 3A2A, 3.687%, (12MTA + 1.290%), 11/20/2035	67,374	0.0
73,343		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	67,697	0.0
136,163		Alternative Loan Trust 2005-J2 1A12, 2.886%, (US0001M + 0.400%), 04/25/2035	118,162	0.0
22,682		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	17,345	0.0
128,295		Alternative Loan Trust 2006-19CB A12, 2.886%, (US0001M + 0.400%), 08/25/2036	88,161	0.0
104,956		Alternative Loan Trust 2006-HY11 A1, 2.606%, (US0001M + 0.120%), 06/25/2036	98,272	0.0
35,415		Alternative Loan Trust 2007-23CB A3, 2.986%, (US0001M + 0.500%), 09/25/2037	22,105	0.0
172,167		Alternative Loan Trust 2007-2CB 2A1, 3.086%, (US0001M + 0.600%), 03/25/2037	112,614	0.0
52,845	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.431%, 09/25/2035	49,811	0.0
90,181		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.676%, (US0001M + 0.190%), 01/25/2037	87,122	0.0
5,474	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.786%, (US0001M + 4.300%), 07/25/2025	5,493	0.0
115,033	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.824%, 03/25/2036	109,681	0.0
66,874	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.273%, 09/25/2037	64,604	0.0
100,000	(2),(4)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	101,304	0.0
200,000	(2),(4)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	202,470	0.1
200,000	(2),(4)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	202,390	0.1
46,048		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.762%, (US0001M + 0.280%), 08/19/2045	40,144	0.0
850,153		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	891,944	0.2
376,749		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	421,945	0.1
200,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.736%, (US0001M + 4.250%), 04/25/2029	221,761	0.1
192,687		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.486%, (US0001M + 4.000%), 05/25/2025	208,210	0.1
213,041		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 8.036%, (US0001M + 5.550%), 04/25/2028	238,644	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.736%, (US0001M + 4.250%), 01/25/2029	220,220	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.136%, (US0001M + 3.650%), 09/25/2029	269,455	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.486%, (US0001M + 3.000%), 10/25/2029	211,278	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.336%, (US0001M + 2.850%), 11/25/2029	$207,568	0.1
250,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.686%, (US0001M + 2.200%), 01/25/2030	253,290	0.1
150,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.886%, (US0001M + 2.400%), 05/25/2030	153,346	0.1
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.986%, (US0001M + 2.500%), 05/25/2030	305,062	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.286%, (US0001M + 2.800%), 02/25/2030	103,446	0.0
250,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.686%, (US0001M + 2.200%), 08/25/2030	249,590	0.1
400,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.736%, (US0001M + 2.250%), 07/25/2030	402,800	0.1
231,306		Fannie Mae Connecticut Avenue Securities, 8.186%, (US0001M + 5.700%), 04/25/2028	264,885	0.1
116,172		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	125,957	0.0
341,447		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	361,018	0.1
310,679	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	334,907	0.1
199,337		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	219,544	0.1
287,809		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	317,596	0.1
157,035		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	170,619	0.1
475,580		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	470,755	0.1
206,481		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	209,314	0.1
64,627		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.786%, (US0001M + 0.300%), 12/25/2036	39,029	0.0
64,626	(5)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.215%, (-1.000*US0001M + 6.700%), 12/25/2036	16,323	0.0
97,715	(2),(4)	Flagstar Mortgage Trust 2018-1 B2, 4.056%, 03/25/2048	98,187	0.0
97,715	(2),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.056%, 03/25/2048	96,223	0.0
769,644		Freddie Mac 326 350, 3.500%, 03/15/2044	795,305	0.2
224,694		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	277,431	0.1
117,283		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	126,740	0.0
146,042		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	159,833	0.1
90,928		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	99,834	0.0
25,726		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	28,734	0.0
65,388		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	70,175	0.0
196,036		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	214,744	0.1
82,045		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	90,564	0.0
72,798	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 5.386%, 03/15/2033	79,257	0.0
80,332		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	89,054	0.0
57,947		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	62,449	0.0
17,947		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	19,225	0.0
323,814		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	323,882	0.1
491,036		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	535,414	0.2
491,036		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	537,999	0.2
519,768		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	533,497	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,135		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	$44,493	0.0
1,000,000		Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	1,014,058	0.3
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.186%, (US0001M + 4.700%), 04/25/2028	115,352	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.136%, (US0001M + 2.650%), 12/25/2029	359,880	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.836%, (US0001M + 2.350%), 04/25/2030	203,085	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.786%, (US0001M + 2.300%), 09/25/2030	100,240	0.0
914,218		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	874,429	0.2
70,625		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	76,074	0.0
347,551		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	369,614	0.1
30,424		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	33,325	0.0
66,705		HomeBanc Mortgage Trust 2004-1 2A, 3.346%, (US0001M + 0.860%), 08/25/2029	64,128	0.0
49,399		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.696%, (US0001M + 0.210%), 04/25/2046	45,945	0.0
192,415	(2),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.863%, 08/25/2047	193,673	0.1
97,557	(2),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.845%, 12/25/2048	91,390	0.0
37,856		Lehman XS Trust Series 2005-5N 1A2, 2.846%, (US0001M + 0.360%), 11/25/2035	35,733	0.0
55,416		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	44,813	0.0
193,660	(2),(4)	OBX 2019-INV1 A3 Trust, 4.500%, 11/25/2048	198,806	0.1
21,625		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	19,688	0.0
81,197	(2),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	82,602	0.0
97,960	(2),(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.501%, 02/25/2048	104,588	0.0
300,000	(2),(4)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	318,691	0.1
97,445	(2),(4)	Sequoia Mortgage Trust 2019-CH1 A1, 4.000%, 03/25/2049	99,620	0.0
200,000	(2),(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	199,330	0.1
38,480	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.325%, 10/25/2036	35,379	0.0
101,364		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.996%, (US0001M + 0.510%), 08/25/2045	101,252	0.0
53,398		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.976%, (US0001M + 0.490%), 10/25/2045	53,062	0.0
44,374	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.899%, 08/25/2046	42,283	0.0
11,780	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.710%, 12/25/2036	11,593	0.0
52,478	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.297%, 04/25/2037	47,749	0.0
97,024	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.575%, 07/25/2037	87,216	0.0
203,726		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.357%, (12MTA + 0.960%), 08/25/2046	151,649	0.0
30,892		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.916%, (US0001M + 0.430%), 06/25/2037	25,506	0.0
35,293	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.170%, 04/25/2036	34,805	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,941	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.772%, 12/28/2037	$39,316	0.0

	Total Collateralized Mortgage Obligations
	(Cost $17,811,359)		18,064,135	4.9

SOVEREIGN BONDS: 0.3%
150,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	137,325	0.0
200,000	(3)	Brazilian Government International Bond, 4.625%, 01/13/2028	201,952	0.1
200,000		Colombia Government International Bond, 2.625%, 03/15/2023	195,750	0.1
100,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	103,125	0.0
100,000		Indonesia Government International Bond, 8.500%, 10/12/2035	142,597	0.0
200,000	(2)	Saudi Government International Bond, 4.000%, 04/17/2025	205,189	0.1
80,000		Turkey Government International Bond, 7.375%, 02/05/2025	80,500	0.0
23,539		Uruguay Government International Bond, 7.625%, 03/21/2036	32,513	0.0

	Total Sovereign Bonds
	(Cost $1,102,158)		1,098,951	0.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
70,000	(2)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 4.584%, (US0001M + 2.100%), 09/15/2035	69,372	0.0
210,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	215,159	0.1
100,000	(4)	BANK 2017-BNK8 B, 3.931%, 11/15/2050	102,921	0.1
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.176%, 11/15/2050	41,489	0.0
999,455	(4),(5)	BANK 2019-BNK16 XA, 0.970%, 02/15/2052	73,872	0.0
2,180,000	(2),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	80,424	0.0
100,000	(2)	BDS 2018-FL2 D, 5.034%, (US0001M + 2.550%), 08/15/2035	99,875	0.0
210,000	(2),(4)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F, 5.671%, 11/11/2041	209,935	0.1
2,119,016	(4),(5)	Benchmark 2018-B8 XA Mortgage Trust, 0.669%, 01/15/2052	108,928	0.1
999,732	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.049%, 03/15/2052	83,168	0.0
60,000	(4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.394%, 11/15/2050	61,943	0.0
821,984	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.318%, 05/10/2050	62,786	0.0
5,365,507	(4),(5)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.749%, 12/10/2054	252,626	0.1
100,000	(4)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.112%, 11/10/2046	106,419	0.1
70,000		Citigroup Commercial Mortgage Trust 2016-P4 A4, 2.902%, 07/10/2049	69,189	0.0
980,800	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.992%, 07/10/2049	102,468	0.0
1,329,509	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.117%, 10/12/2050	90,864	0.0
80,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.270%, 09/15/2050	79,962	0.0
993,291	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.925%, 09/15/2050	61,122	0.0
1,477,218	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.602%, 06/10/2051	74,521	0.0
839,120	(4),(5)	COMM 2012-CR4 XA, 1.769%, 10/15/2045	41,860	0.0
2,380,000	(2),(4),(5)	COMM 2012-CR4 XB, 0.594%, 10/15/2045	48,527	0.0
3,279,091	(4),(5)	COMM 2013-CCRE13 XA, 0.800%, 11/10/2046	105,085	0.1
20,000	(4)	COMM 2016-COR1 C, 4.387%, 10/10/2049	20,290	0.0
1,596,296	(4),(5)	COMM 2016-CR28 XA, 0.663%, 02/10/2049	55,774	0.0
755,334	(4),(5)	COMM 2017-COR2 XA, 1.178%, 09/10/2050	59,501	0.0
400,000	(2)	CSWF 2018-TOP E, 4.734%, (US0001M + 2.250%), 08/15/2035	400,625	0.1
100,000	(2)	CSWF 2018-TOP F, 5.234%, (US0001M + 2.750%), 08/15/2035	100,248	0.0
110,000	(2),(4)	DBUBS 2011-LC1A E, 5.699%, 11/10/2046	114,002	0.1
130,000	(2),(4)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	118,078	0.1
110,000	(2),(4)	DBJPM 16-C3 Mortgage Trust, 3.493%, 08/10/2049	99,303	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
527,913	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.629%, 07/25/2019	$1,511	0.0
919,584	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.330%, 11/25/2019	5,120	0.0
153,637	(2)	GPT 2018-GPP D Mortgage Trust, 4.334%, (US0001M + 1.850%), 06/15/2035	152,039	0.1
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.584%, (US0001M + 2.100%), 07/15/2035	99,107	0.0
100,000	(2),(4)	GS Mortgage Securities Trust 2010-C2 D, 5.182%, 12/10/2043	102,770	0.0
100,000	(2),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	96,620	0.0
1,263,186	(4),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.195%, 05/10/2045	52,547	0.0
2,306,966	(4),(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.608%, 08/10/2046	53,501	0.0
1,205,667	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 0.989%, 06/10/2047	42,637	0.0
1,924,413	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.585%, 11/10/2049	59,153	0.0
855,990	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.047%, 05/10/2050	60,080	0.0
1,229,648	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.967%, 02/10/2052	94,848	0.0
926	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.738%, 05/15/2041	924	0.0
1,050,000	(2),(4),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.335%, 12/15/2047	12,336	0.0
100,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	98,582	0.0
1,366,258	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.749%, 12/15/2049	50,193	0.0
2,002,783	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C12 XA, 0.512%, 07/15/2045	33,942	0.0
100,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.207%, 11/15/2045	102,870	0.1
50,000	(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 C, 4.892%, 01/15/2047	52,585	0.0
667,998	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 1.057%, 04/15/2047	13,054	0.0
880,141	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.063%, 01/15/2048	34,660	0.0
520,579	(2),(4),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.490%, 11/15/2038	2,424	0.0
2,377,392	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.095%, 12/15/2047	82,452	0.0
100,000	(2),(4)	Morgan Stanley Capital I Trust 2011-C1 E, 5.376%, 09/15/2047	103,920	0.1
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	62,916	0.0
78,926	(2)	SLIDE 2018-FUN D, 4.334%, (US0001M + 1.850%), 06/15/2031	79,109	0.0
100,000	(2)	TPG Real Estate Finance 2018-FL-1 C Issuer Ltd., 4.384%, (US0001M + 1.900%), 02/15/2035	99,812	0.0
100,000	(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.333%, 10/15/2050	100,664	0.0
400,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	338,473	0.1
1,666,902	(2),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.833%, 08/15/2045	80,453	0.0
240,000	(2),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.979%, 06/15/2046	220,438	0.1
1,306,729	(4),(5)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.736%, 09/15/2046	30,937	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
180,000	(4)	WFRBS Commercial Mortgage Trust 2014-LC14 AS, 4.351%, 03/15/2047	$188,961	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $5,884,587)		5,819,974	1.6

U.S. TREASURY OBLIGATIONS: 4.9%
		U.S. Treasury Bonds: 0.6%
1,975,900		3.375%, 11/15/2048	2,204,557	0.6
40,000		3.500%, 02/15/2039	45,420	0.0
			2,249,977	0.6

		U.S. Treasury Notes: 4.3%
1,015,000		1.125%, 03/31/2020	1,002,610	0.3
4,146,000		2.125%, 03/31/2024	4,125,351	1.1
1,004,400		2.250%, 03/31/2021	1,004,164	0.3
3,469,000		2.375%, 03/15/2022	3,485,600	0.9
6,192,000	(3)	2.625%, 02/15/2029	6,313,300	1.7
			15,931,025	4.3

	Total U.S. Treasury Obligations
	(Cost $17,935,334)		18,181,002	4.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.3%
		Federal Home Loan Mortgage Corporation: 1.8%(6)
17,648		2.500%, 05/01/2030	17,625	0.0
15,445		2.500%, 05/01/2030	15,445	0.0
23,297		2.500%, 06/01/2030	23,257	0.0
39,112		3.000%, 03/01/2045	39,102	0.0
38,761		3.000%, 03/01/2045	38,787	0.0
43,907		3.000%, 04/01/2045	43,876	0.0
695,542		3.000%, 10/01/2046	693,856	0.2
477,401		3.000%, 08/01/2048	475,791	0.1
74,048		3.500%, 03/01/2045	75,628	0.0
993,080		3.500%, 07/01/2047	1,009,842	0.3
745,118		3.500%, 03/01/2048	761,420	0.2
1,537,000	(7)	3.500%, 04/01/2048	1,559,335	0.4
977,428		3.500%, 11/01/2048	998,812	0.3
258,498		4.000%, 12/01/2041	268,480	0.1
61,256		4.000%, 12/01/2042	63,620	0.0
23,099		4.000%, 09/01/2045	23,875	0.0
13,766		4.000%, 09/01/2045	14,228	0.0
13,609		4.000%, 09/01/2045	14,066	0.0
14,578		4.000%, 09/01/2045	15,068	0.0
244,033		4.500%, 08/01/2041	256,671	0.1
517,008		4.500%, 09/01/2041	546,973	0.1
5,097		5.500%, 07/01/2037	5,551	0.0
3,637		6.500%, 12/01/2031	4,037	0.0
			6,965,345	1.8

		Federal National Mortgage Association: 2.8%(6)
28,693		2.500%, 05/01/2030	28,565	0.0
61,936		2.500%, 06/01/2030	61,661	0.0
41,149		2.500%, 06/01/2030	40,966	0.0
23,202		2.500%, 07/01/2030	23,099	0.0
178,815		3.000%, 08/01/2030	180,858	0.1
103,154		3.000%, 09/01/2030	104,350	0.0
525,000	(7)	3.000%, 05/01/2043	522,273	0.2
209,807		3.000%, 07/01/2043	210,047	0.1
83,575		3.000%, 09/01/2043	83,671	0.0
338,428		3.000%, 04/01/2045	338,605	0.1
209,529		3.000%, 07/01/2046	209,333	0.1
761,934		3.000%, 12/01/2046	759,974	0.2
256,737		3.000%, 01/01/2047	256,077	0.1
1,036,143		3.000%, 02/01/2047	1,033,477	0.3
112,739		3.500%, 10/01/2042	115,208	0.0
736,247		3.500%, 08/01/2046	752,966	0.2
1,171,120		3.500%, 09/01/2047	1,190,017	0.3
195,955		4.000%, 07/01/2042	203,356	0.1
28,285		4.000%, 07/01/2042	29,353	0.0
254,079		4.000%, 01/01/2045	266,887	0.1
61,191		4.000%, 06/01/2045	63,576	0.0
2,066,000	(7)	4.000%, 04/01/2048	2,125,398	0.6
45,691		4.500%, 11/01/2040	48,331	0.0
115,808		4.500%, 10/01/2041	122,462	0.0
32,200		5.000%, 06/01/2033	34,662	0.0
8,271		5.000%, 02/01/2036	8,947	0.0
3,289		5.000%, 07/01/2036	3,541	0.0
108,000	(7)	5.000%, 04/01/2037	114,208	0.0
82,680		5.000%, 07/01/2037	89,002	0.0
137,231		5.000%, 11/01/2040	148,114	0.1
30,918		5.000%, 05/01/2041	33,316	0.0
60,084		5.000%, 06/01/2041	64,849	0.0
91,397		5.000%, 06/01/2041	98,645	0.0
741,408		5.000%, 08/01/2056	802,450	0.2
134,543		5.500%, 12/01/2036	148,112	0.0
3,449		7.000%, 06/01/2029	3,502	0.0
442		7.000%, 10/01/2029	494	0.0
1,476		7.000%, 01/01/2032	1,593	0.0
572		7.000%, 04/01/2032	593	0.0
443		7.000%, 05/01/2032	446	0.0
547		7.500%, 11/01/2029	551	0.0
480		7.500%, 10/01/2030	480	0.0
			10,324,015	2.8

		Government National Mortgage Association: 0.7%
58,949		4.000%, 11/20/2040	61,433	0.0
1,193,000	(7)	4.000%, 04/01/2044	1,232,285	0.3
131,602		4.000%, 03/20/2046	136,364	0.1
97,839		4.500%, 08/20/2041	103,046	0.0
285,000	(7)	4.500%, 04/01/2044	296,003	0.1
638,428		4.500%, 09/15/2047	671,377	0.2
53,778	(4)	5.140%, 10/20/2060	54,378	0.0
28,754	(4)	5.310%, 10/20/2060	29,203	0.0
			2,584,089	0.7

	Total U.S. Government Agency Obligations
	(Cost $19,644,592)		19,873,449	5.3

ASSET-BACKED SECURITIES: 3.0%
		Automobile Asset-Backed Securities: 0.2%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	102,859	0.1
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	101,315	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	$102,198	0.0
100,000	(2)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	99,853	0.0
150,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	152,561	0.1
30,000	(2)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	29,944	0.0
100,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	101,129	0.0
			689,859	0.2

		Home Equity Asset-Backed Securities: 0.1%
307,333	(4)	GSAA Home Equity Trust 2006-4 4A3, 4.191%, 03/25/2036	252,162	0.1
196,025	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	203,257	0.0
			455,419	0.1

		Other Asset-Backed Securities: 2.4%
64,343	(2),(8)	Ajax Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/2019), 10/25/2057	64,512	0.0
141,506	(2),(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	141,218	0.0
250,000	(2)	ALM VIII Ltd. 2013-8A A1R, 4.277%, (US0003M + 1.490%), 10/15/2028	250,169	0.1
300,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 4.017%, (US0003M + 1.230%), 01/15/2030	292,567	0.1
250,000	(2)	Babson CLO Ltd. 2014-IA BR, 4.961%, (US0003M + 2.200%), 07/20/2025	249,992	0.1
250,000	(2)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.961%, (US0003M + 1.200%), 01/20/2031	243,221	0.1
250,000	(2)	BlueMountain CLO 2015-1A BR, 5.297%, (US0003M + 2.500%), 04/13/2027	249,994	0.1
80,000	(2)	Burnham Park Clo Ltd. 2016-1A A, 4.191%, (US0003M + 1.430%), 10/20/2029	79,998	0.0
500,000	(2)	Cedar Funding IV CLO Ltd. 2014-4A CR, 5.022%, (US0003M + 2.250%), 07/23/2030	487,252	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 3.086%, (US0001M + 0.600%), 07/25/2033	16,070	0.0
250,000	(2)	CIFC Funding 2016-1A A, 4.241%, (US0003M + 1.480%), 10/21/2028	250,038	0.1
96,000	(2)	DB Master Finance LLC 2015-1A A2II, 3.980%, 02/20/2045	96,108	0.0
250,000	(2)	Deer Creek Clo Ltd. 2017-1A A, 3.941%, (US0003M + 1.180%), 10/20/2030	248,836	0.1
100,000	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	100,125	0.0
250,000	(2)	Dryden Senior Loan Fund 2017-47A A2, 4.137%, (US0003M + 1.350%), 04/15/2028	247,967	0.1
250,000	(2)	Dryden Senior Loan Fund 2017-47A C, 4.987%, (US0003M + 2.200%), 04/15/2028	248,084	0.1
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 4.011%, (US0003M + 1.250%), 01/20/2030	244,024	0.1
99,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	102,871	0.0
250,000	(2)	Gilbert Park CLO Ltd. 2017-1A A, 3.977%, (US0003M + 1.190%), 10/15/2030	248,374	0.1
41,710	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	42,795	0.0
286,085	(2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	289,584	0.1
250,000	(2)	LCM XVI L.P. 16A CR2, 4.937%, (US0003M + 2.150%), 10/15/2031	249,440	0.1
200,000	(2),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	194,253	0.0
83,019	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	83,481	0.0
440,258	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	446,743	0.1
100,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	99,261	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(2)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 4.081%, (US0003M + 1.320%), 03/17/2030	$250,075	0.1
250,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 4.162%, (US0003M + 1.375%), 07/15/2029	245,373	0.1
130,000	(2)	OHA Loan Funding Ltd. 2015-1A AR, 4.094%, (US0003M + 1.410%), 08/15/2029	130,254	0.0
250,000	(2)	Palmer Square CLO 2015-2A A1BR Ltd., 4.126%, (US0003M + 1.350%), 07/20/2030	248,602	0.1
99,500	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	101,340	0.0
300,000	(2)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	300,050	0.1
200,000	(2)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	202,605	0.1
100,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	101,455	0.0
100,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	101,544	0.0
150,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	154,069	0.0
200,000	(2)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	202,767	0.1
25,096	(2)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	25,099	0.0
170,000	(2)	Symphony CLO Ltd. 2012-9A AR, 4.229%, (US0003M + 1.450%), 10/16/2028	170,035	0.0
122,813	(2)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	125,611	0.0
99,750	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	104,434	0.0
250,000	(2)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.926%, (US0003M + 1.190%), 11/01/2031	249,724	0.1
250,000	(2)	THL Credit Wind River 2017-2A A CLO Ltd., 3.991%, (US0003M + 1.230%), 07/20/2030	248,055	0.1
250,000	(2)	Tiaa Clo III Ltd 2017-2A A, 3.929%, (US0003M + 1.150%), 01/16/2031	247,584	0.1
200,000	(2),(4)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	185,198	0.0
98,750	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	97,477	0.0
98,750	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	97,478	0.0
			8,855,806	2.4

		Student Loan Asset-Backed Securities: 0.3%
150,000	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	153,370	0.1
18,581	(2)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	18,608	0.0
41,708	(2)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	41,572	0.0
38,944	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	37,820	0.0
250,000	(2)	Navient Private Education Loan Trust 2014-AA A3, 4.084%, (US0001M + 1.600%), 10/15/2031	257,541	0.1
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	96,941	0.0
27,431	(2)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	27,031	0.0
100,000	(2),(4)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	102,865	0.1
100,000	(2),(4)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	99,457	0.0
100,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	100,336	0.0
100,000	(2)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	101,939	0.0
			1,037,480	0.3

	Total Asset-Backed Securities
	(Cost $11,008,915)		11,038,564	3.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
Total Purchased Options
(Cost $32,458)	$2,022	0.0

Total Long-Term Investments
(Cost $340,404,642)	352,288,675	95.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
	Securities Lending Collateral(10): 2.6%
481,196	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $481,298, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $490,820, due 04/25/19-08/15/48)	481,196	0.2
2,315,039	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $2,315,543, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $2,361,861, due 03/31/19-02/15/47)	2,315,039	0.6
2,315,039	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $2,315,543, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,361,340, due 04/15/19-10/20/68)	2,315,039	0.6
2,315,039	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $2,315,539, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $2,361,340, due 01/01/29-01/01/49)	2,315,039	0.6
2,315,039	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $2,315,543, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,361,340, due 04/11/19-09/09/49)	2,315,039	0.6
		9,741,352	2.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.5%
4,803,159	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%	4,803,159	1.3
15,514,000	(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%	15,514,000	4.2
		Total Mutual Funds
		(Cost $20,317,159)	20,317,159	5.5

		Total Short-Term Investments
		(Cost $30,058,511)	30,058,511	8.1

		Total Investments in Securities (Cost $370,463,153)	$382,347,186	103.2
		Liabilities in Excess of Other Assets	(12,029,902)	(3.2)
		Net Assets	$370,317,284	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2019.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2019.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$10,083,343	$2,213,883	$–	$12,297,226
Consumer Discretionary	13,599,740	4,377,338	–	17,977,078
Consumer Staples	9,070,440	4,657,213	–	13,727,653
Energy	6,548,698	2,436,031	–	8,984,729
Financials	16,610,845	7,853,715	–	24,464,560
Health Care	17,686,402	4,686,430	–	22,372,832
Industrials	12,999,159	6,558,892	–	19,558,051
Information Technology	27,078,624	2,542,924	–	29,621,548
Materials	3,533,850	2,665,853	–	6,199,703
Real Estate	5,272,837	1,701,762	–	6,974,599
Utilities	5,109,086	1,415,643	–	6,524,729
Total Common Stock	127,593,024	41,109,684	–	168,702,708
Exchange-Traded Funds	66,974,024	–	–	66,974,024
Mutual Funds	12,487,846	–	–	12,487,846
Purchased Options	–	2,022	–	2,022
Corporate Bonds/Notes	–	30,046,000	–	30,046,000
Collateralized Mortgage Obligations	–	18,064,135	–	18,064,135
U.S. Government Agency Obligations	–	19,873,449	–	19,873,449
Sovereign Bonds	–	1,098,951	–	1,098,951
U.S. Treasury Obligations	–	18,181,002	–	18,181,002
Commercial Mortgage-Backed Securities	–	5,819,974	–	5,819,974
Asset-Backed Securities	–	11,038,564	–	11,038,564
Short-Term Investments	20,317,159	9,741,352	–	30,058,511
Total Investments, at fair value	$227,372,053	$154,975,133	$–	$382,347,186
Other Financial Instruments+
Centrally Cleared Swaps	–	76,045	–	76,045
Forward Foreign Currency Contracts	–	13,351	–	13,351
Forward Premium Swaptions	–	1,412	–	1,412
Futures	385,836	–	–	385,836
Total Assets	$227,757,889	$155,065,941	$–	$382,823,830
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(63,206)	$–	$(63,206)
Forward Foreign Currency Contracts	–	(20,556)	–	(20,556)
Forward Premium Swaptions	–	(15,349)	–	(15,349)
Futures	(333,574)	–	–	(333,574)
Written Options	–	(199,702)	–	(199,702)
Total Liabilities	$(333,574)	$(298,813)	$–	$(632,387)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Emerging Markets Local Currency Debt Fund - Class P	$1,348,459	$15,909	$-	$19,317	$1,383,684	$15,905	$-	$-
Voya Floating Rate Fund - Class P	10,727,558	171,495	-	205,109	11,104,162	171,495	-	-
	$12,076,017	$187,404	$-	$224,426	$12,487,846	$187,400	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 18,000	ZAR 256,950	Barclays Bank PLC	04/05/19	$198
THB 318,665	USD 10,000	Barclays Bank PLC	04/05/19	42
USD 38,992	CLP 26,723,439	Barclays Bank PLC	04/05/19	(278)
USD 75,993	MYR 317,910	Barclays Bank PLC	04/05/19	(1,881)
ILS 28,865	USD 7,743	Barclays Bank PLC	04/05/19	205
ZAR 256,121	USD 19,000	BNP Paribas	04/05/19	(1,255)
USD 20,000	TRY 109,490	BNP Paribas	04/05/19	429
USD 20,000	CZK 452,976	BNP Paribas	04/05/19	313
USD 10,000	PLN 37,470	BNP Paribas	04/05/19	240
CLP 6,583,938	USD 10,000	BNP Paribas	04/05/19	(325)
USD 33,362	PEN 111,676	Citibank N.A.	04/05/19	(293)
USD 115,392	PLN 430,916	Citibank N.A.	04/05/19	3,146
USD 89,178	COP 289,568,014	Citibank N.A.	04/05/19	(1,635)
USD 53,787	CZK 1,205,094	Citibank N.A.	04/05/19	1,413
BRL 75,586	USD 20,000	Citibank N.A.	04/05/19	(699)
USD 114,352	THB 3,724,404	Citibank N.A.	04/05/19	(3,017)
USD 34,311	RON 139,835	Citibank N.A.	04/05/19	1,459
USD 68,405	TRY 380,857	Citibank N.A.	04/05/19	329
USD 119,206	ZAR 1,714,386	Citibank N.A.	04/05/19	431
USD 9,000	HUF 2,521,391	Citibank N.A.	04/05/19	193
ZAR 427,258	USD 30,000	Citibank N.A.	04/05/19	(399)
USD 97,176	RUB 6,663,520	Goldman Sachs International	04/05/19	(4,329)
USD 106	PHP 5,649	Goldman Sachs International	04/05/19	(2)
USD 134,509	BRL 519,972	Goldman Sachs International	04/05/19	1,731
USD 126,654	MXN 2,557,589	Goldman Sachs International	04/05/19	(5,047)
USD 60,592	HUF 16,891,179	Goldman Sachs International	04/05/19	1,594
CZK 426,832	USD 19,000	Goldman Sachs International	04/05/19	(450)
COP 30,923,200	USD 10,000	HSBC Bank PLC	04/05/19	(302)
USD 9,000	CLP 6,184,440	JPMorgan Chase Bank N.A.	04/05/19	(88)
MXN 775,899	USD 40,000	JPMorgan Chase Bank N.A.	04/05/19	(45)
USD 10,000	PHP 523,410	JPMorgan Chase Bank N.A.	04/05/19	39
USD 20,000	PEN 66,266	JPMorgan Chase Bank N.A.	04/05/19	30
USD 28,000	BRL 106,025	JPMorgan Chase Bank N.A.	04/05/19	926
USD 125,727	IDR 1,815,623,720	JPMorgan Chase Bank N.A.	06/28/19	(39)
HUF 5,590,936	USD 20,000	The Bank of New York Mellon	04/05/19	(472)
USD 19,000	HUF 5,258,390	The Bank of New York Mellon	04/05/19	633
				$(7,205)

At March 31, 2019, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	197	06/21/19	$15,206,430	$(92,472)
S&P 500® E-Mini	33	06/21/19	4,682,370	58,370
U.S. Treasury 10-Year Note	11	06/19/19	1,366,406	18,525
U.S. Treasury 2-Year Note	69	06/28/19	14,703,469	54,290
U.S. Treasury 5-Year Note	10	06/28/19	1,158,281	10,919
U.S. Treasury Long Bond	20	06/19/19	2,993,125	74,990
U.S. Treasury Ultra Long Bond	26	06/19/19	4,368,000	168,742
			$44,478,081	$293,364
Short Contracts:
Mini MSCI EAFE Index	(81)	06/21/19	(7,558,920)	(92,899)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra 10-Year Note	(54)	06/19/19	$(7,170,187)	$(148,203)
			$(14,729,107)	$(241,102)

At March 31, 2019, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Implied Credit Spread at 03/31/19 (%) (3)	Notional Amount(4)		Fair Value(5)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	06/20/24	0.577	USD	180,000	$3,702	$20
							$3,702	$20

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(5)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD	1,701,000	$(30,073)	$(30,073)
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD	58,000	(816)	(816)
Pay	3-month USD-LIBOR	Quarterly	2.431	Semi-Annual	03/26/29	USD	685,000	997	997
Pay	3-month USD-LIBOR	Quarterly	2.432	Semi-Annual	03/26/29	USD	4,108,000	6,344	6,344
Pay	3-month USD-LIBOR	Quarterly	2.462	Semi-Annual	03/26/29	USD	4,108,000	17,395	17,395
Pay	3-month USD-LIBOR	Quarterly	2.381	Semi-Annual	03/27/29	USD	6,600,000	(19,869)	(19,869)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	612,000	(6,506)	(6,506)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	729,000	(5,912)	(5,912)
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	7,138,000	39,863	39,863
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD	715,000	10,924	10,924
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	221,000	502	502
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	1,071,000	(30)	(30)
								$12,819	$12,819

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.000%	3-month USD-LIBOR	05/28/19	USD	6,847,000	$14,379	$920
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.050%	3-month USD-LIBOR	06/03/19	USD	3,424,000	7,362	436
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.050%	3-month USD-LIBOR	06/03/19	USD	5,228,000	10,717	666
								$32,458	$2,022

At March 31, 2019, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	05/28/19	USD	6,847,000	$18,487	$(86,880)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	06/03/19	USD	5,228,000	14,377	(68,173)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	06/03/19	USD	3,424,000	9,245	(44,649)
								$42,109	$(199,702)

At March 31, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(3)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD	1,179,000	$(618,975)	$(308)
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	5.288%	Receive	3-month USD-LIBOR	04/25/19	USD	3,055,000	(161,533)	(5,521)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	1,517,000	(77,822)	1,412
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD	990,000	(52,247)	(491)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	2,664,000	(141,059)	(1,792)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.320%	Receive	3-month USD-LIBOR	04/25/19	USD	3,395,000	(180,614)	(7,237)
								$(1,232,250)	$(13,937)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $371,087,253.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$19,585,531
Gross Unrealized Depreciation	(8,413,175)
Net Unrealized Appreciation	$11,172,356